Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	3 Months Ended
	Mar. 31, 2026 USD ($) property	Mar. 23, 2026 property
Real Estate Properties [Line Items]
Property count	40
Net impact of change in tax status | $	$ 2
Life Plan Community
Real Estate Properties [Line Items]
Property count		6